Schedule of Investments September 30, 2021 (unaudited)

LK Balanced Fund

Description	Shares	Value
COMMON STOCKS - 72.6%
Communication Services - 4.9%
Discovery, Class C *	12,000	$291,240
Lumen Technologies	25,000	309,750
Walt Disney	5,000	845,850
		1,446,840
Consumer Discretionary - 5.4%
Alibaba Group Holding *	2,000	296,100
Gildan Activewear	19,000	693,690
LKQ *	12,200	613,904
		1,603,694
Consumer Staples - 4.9%
Anheuser-Busch InBev - ADR	9,000	507,420
Crimson Wine Group *	30,000	257,700
Hershey	4,000	677,000
		1,442,120
Energy - 7.4%
Chevron	4,418	448,206
Phillips 66	7,700	539,231
Texas Pacific Land	1,000	1,209,360
		2,196,797
Financials - 12.9%
Aflac	10,000	521,300
Arthur J. Gallagher	7,000	1,040,550
Berkshire Hathaway, Class A *	2	822,758
Berkshire Hathaway, Class B *	2,900	791,526
Cullen/Frost Bankers	5,500	652,410
		3,828,544
Health Care - 12.8%
Gilead Sciences	5,000	349,250
Johnson & Johnson	5,500	888,250
Pfizer	20,000	860,200
Thermo Fisher Scientific	2,000	1,142,660
Viatris	40,000	542,000
		3,782,360
Industrials - 10.0%
Aerojet Rocketdyne Holdings	12,000	522,600
Boeing *	2,050	450,877
Kansas City Southern	4,000	1,082,560
Lincoln Electric Holdings	7,000	901,530
		2,957,567
Information Technology - 4.3%
Keysight Technologies *	1,700	279,293
Microsoft	3,500	986,720
		1,266,013
Materials - 4.7%
Constellium, Class A *	20,000	375,600
Orion Engineered Carbons *	24,000	437,520
Vulcan Materials	3,500	592,060
		1,405,180
Real Estate - 5.3%
Brookfield Asset Management, Class A	21,000	1,123,710
Brookfield Asset Management, Class B *	175	9,723
Weyerhaeuser - REIT	12,800	455,296
		1,588,729
Total Common Stocks
(Cost $9,963,719)		21,517,844

CORPORATE BONDS - 20.1%	Par
Communication Services - 1.2%
TWDC Enterprises 18
3.000%, 02/13/2026	$325,000	350,960
Consumer Discretionary - 5.2%
Advance Auto Parts
4.500%, 12/01/2023	250,000	267,266
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	510,000
Newell Rubbermaid
3.900%, 11/01/2025	250,000	265,911
Tractor Supply
1.750%, 11/01/2030	500,000	480,145
		1,523,322
Consumer Staples - 2.7%
Campbell Soup
2.500%, 08/02/2022	300,000	305,350
Campbell Soup Co.
2.375%, 04/24/2030	500,000	503,387
		808,737
Financials - 3.6%
Deutsche Bank
5.000%, 02/14/2022	500,000	508,224
Old Republic International
3.875%, 08/26/2026	500,000	553,875
		1,062,099
Industrials - 5.2%
Boeing
2.196%, 02/04/2026	500,000	504,456
General Electric
3.449% (Quarterly LIBOR + 3.33%), Perpetual (a)	500,000	490,971
Hexcel
4.700%, 08/15/2025	250,000	277,009
Keysight Technologies
4.550%, 10/30/2024	250,000	276,424
		1,548,860
Information Technology - 2.2%
Corning
7.530%, 03/01/2023	110,000	119,647
Intel
2.700%, 12/15/2022	250,000	257,293
KLA Tencor
4.650%, 11/01/2024	250,000	275,815
		652,755
Total Corporate Bonds
(Cost $5,755,246)		5,946,733

EXCHANGE TRADED FUNDS - 5.1%	Shares/Par
iShares Core 1-5 Year USD Bond	15,000	766,050
Vanguard Short-Term Bond	9,000	737,460
Total Exchange Traded Funds
(Cost $1,516,899)		1,503,510

MUNICIPAL BOND - 1.8%
Iowa - 1.8%
City of Coralville
7.500%, 06/01/2028
Total Municipal Bond
(Cost $555,243)	500,000	546,375

SHORT-TERM INVESTMENT - 0.6%
First American Government Obligations, Class Z, 0.02% (b)
Total Short-Term Investment
(Cost 174,580)	174,580	174,580

Total Investments - 100.2%
Cost ($17,965,687)		29,689,042
Other Assets and Liabilities, Net - (0.2%)		(55,536)
Total Net Assets - 100.0%		$29,633,506

ADR -	American Depositary Receipt.
REIT -	Real Estate Investment Trust.
*	Non-income producing security
(a)	Variable rate security. The rate shown represents the rate in effect as of September 30, 2021.
(b)	The rate shown is the annualized seven-day effective yield as of September 30, 2021.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$21,517,844	$-	$-	$21,517,844
Corporate Bonds	-	5,946,733	-	5,946,733
Exchange-Traded Funds	1,503,510	-	-	1,503,510
Municipal Bond	-	546,375	-	546,375
Short-Term Investment	174,580	-	-	174,580
Total Investments in Securities	$23,195,934	$6,493,108	$-	$29,689,042

Refer to Schedule of Investments for further information on the classification of investments.